EQUITY - Legal Reserve and Income reserves (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EQUITY
Balance of legal reserves	R$ 5,885,575	R$ 3,804,001
Legal reserve	0	0	R$ 0
Capital reserves	63,095	149,409
Net equity	R$ 69,627,320	68,455,847	R$ 70,006,196	R$ 69,556,764
Percentage of allocation of net profit to the reserve	50.00%
Allocation of net profit to the reserve for shareholder remunaration and investments	R$ 1,730,972
Income reserves
EQUITY
Balance of legal reserves	R$ 5,885,575	3,804,001
Legal reserve percentage of net profit for year	5.00%
Legal reserve percentage of share capital	20.00%
Legal reserve	R$ 3,841,022	3,589,552
Tax incentive reserve
EQUITY
Net equity	R$ 313,581	R$ 214,449